Prepayments and other current assets (Tables)	12 Months Ended
Dec. 31, 2016
Prepayments and other current assets [Abstract]
Schedule of prepayments and other current assets

	December 31,
	2015	2016
	RMB	RMB

Receivables from disposal of a subsidiary	-	95,166
Prepayments and deposits to vendors and content providers	71,354	70,347
Interests receivable	41,220	17,050
Rental and other deposits	12,111	13,015
Employee advances	12,484	12,245
Rental prepayments	1,333	6,462
Others	9,321	10,447

Total	147,823	224,732